Research and Development expenses (Detail) - Research and Development expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of research and development expenses [Line items]
Staff costs	€ 2,099	€ 1,304	€ 1,252
Outsourced developments	2,754	1,717	1,054
Consulting and contractors' fees	56		11
Depreciation and amortization expense	827	20	16
Travel	55	4	33
Other	43	21	9
Capitalized costs	(3,481)	(2,593)	(1,745)
Total research and development expenses	€ 2,353	€ 473	€ 630